Subsequent events	3 Months Ended
Jan. 31, 2022
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
On December 13, 2021, the Company entered into Subscription Agreements (the “LG Subscription Agreements”) with each of LG Energy Solution ("LGES") and LG Chem ("LGC"). As part of these agreements, LGES and LGC agreed, subject to certain conditions, including execution of certain offtake agreements with LGES, LGC and Traxys North America LLC ("Traxys") on or prior to March 13, 2022 (the “Outside Date”), to subscribe for 2,208,480 each (or 4,416,960 in aggregate) of the Company’s common shares for a purchase price of $25,000,000 each (or $50,000,000 in aggregate) in transactions exempt from registration under the Securities Act.

On March 11, 2022, the Company entered into amended and restated Subscription Agreements with each of LGES and LGC that, among other things, amended the LG Subscription Agreements as follows: the Outside Date has been extended to April 22, 2022 and the commercial agreements to be entered into before the Outside Date as a condition to closing of the Subscription shall include: (i) a nickel sulphate offtake agreement between LGES, a subsidiary of the Company and Traxys and a scrap offer agreement between a subsidiary of the Company and LGES, and (ii) a nickel sulphate offtake agreement between LGC, a subsidiary of the Company and Traxys.